Proposal for the distribution of earnings (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Capital	€ 307,879,000	€ 308,111,000
Payment of a dividend of 0.96 per share on share capital of 306,222 entitled to receive dividends	359,048,000
Balance to be carried forward	3,295,832,000
Total dividend paid	€ 3,654,880,000